SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2013
SHARE-BASED COMPENSATION
Summary of assumptions used to determine the fair value of each option granted to employees and non-employees using the Binomial option pricing model

	2011	2012	2013
Expected volatility(1)	44%	42% - 43%	37%
Risk-free interest rate(2)	2.77% - 2.89%	2.08% - 2.73%	4.09%
Expected dividend yield(3)	0%	0%	0%
Exercise multiple(4)	2.00 and 2.30	2.0 and 2.8	2
Fair value of the underlying ordinary shares(5)	7.76 - 12.37	9.84 - 10.96	11.48
(1)
Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on average historical volatility of the Company and listed comparable companies for the period before the valuation date with lengths equal to the contractual life of the options.

(2)
Risk-free interest rate

Risk free interest rate was estimated based on the yield to maturity of PRC international government bonds with maturity term close to the contractual life of the options.

(3)
Expected dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the contractual life of the options.

(4)
Exercise multiple

Exercise multiple represents the value of the underlying share as a multiple of exercise price of the option which, if achieved, results in exercise of the option. The exercise multiple of the options was estimated based on empirical study conducted by the third party.

(5)
Fair value of the underlying ordinary shares

The fair value of the underlying ordinary shares was estimated based on the closing market price of the Company's ordinary shares as of the grant date.

Summary of share options to employees and non-employees

Options	Number of share options	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value
Outstanding as of January 1, 2013	3,478,713	8.17	7.9	7,187,931

Granted	110,000	7.76
Exercised	(422,977)	5.56
Expired	(37,129)	10.32
Forfeited	(114,521)	10.15

Outstanding as at December 31, 2013	3,014,086	7.72	7.7	11,348,504

Exercisable as at December 31, 2013	2,128,248	7.79	7.5	7,870,215

Expected to vest at December 31, 2013	653,305	7.52	8.1	2,589,282